INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Benefit

The components of income tax benefit for the years ended December 31, 2023, and 2022 are as follows:

Income Tax Expense (Benefit)	Year Ended December 31, 2023	Year Ended December 31, 2022
Current tax payable
Federal	$-	$-
State	-	-
Total current tax payable	-	-
Deferred tax
Federal	(920,000)	(1,619,000)
State	(94,000)	(165,000)
Total deferred tax	$(1,014,000)	$(1,784,000)
Less increase in valuation allowance	1,014,000	1,163,000
Total income tax benefit	$-	$(621,000)

Schedule of Deferred Tax Assets and Liabilities

Individual components of deferred tax assets and liabilities are approximately as follows:

Deferred Tax Assets & Liabilities:
Deferred Tax assets:
Impairment of investment	$929,000	$929,000
Research & development cost	538,000	250,000
Net Operating loss	2,087,000	1,611,000
Gross deferred tax assets	3,554,000	2,790,000

Deferred tax liability:
Intangible assets	(4,164,000)	(4,414,000)
Gross deferred tax liability	(4,164,000)	(4,414,000)

Less valuation allowance	(2,625,000)	(1,611,000)
Net deferred tax liability	$(3,235,000)	$(3,235,000)

Schedule of Effective Income Tax Rate Reconciliation
	2023	2022
Statutory United States federal rate	21.0%	21.0%
State income taxes net of federal benefit	1.7%	1.7%
Change in valuation allowance	(22.7)%	(14.8)%

Effective rate	0.0%	7.9%